Investments in Associates - Narrative (Details) - USD ($) $ in Millions		12 Months Ended		124 Months Ended
	Jun. 05, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2016	Dec. 31, 2014	Feb. 27, 2008
Disclosure of associates [line items]
Investments in associates		$ 6.0	$ 4.0	$ 6.0	$ 0.0
Decrease due to impairment		$ 1.0	0.0
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)				32.40%
Investments in associates							$ 46.5
Rand Refinery
Disclosure of associates [line items]
Ownership interest (as a percent)		10.38%
Investments in associates		$ 6.1	$ 4.0	$ 6.1
Draw down						$ 88.1
Receivables due from associates						$ 10.4
Fair value of loan	$ 5.6
Loss on conversion	$ (1.2)
Discount rate used in current measurement of fair value less costs of disposal		15.70%		15.70%
Decrease due to impairment		$ 1.2